DEC-14-2006 16:31 From: [redacted] To:712027771030 P.2/2

CERTNAS

cik 1158223

06064403

NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE MD 20850

1-33213

Gary Sundick
Vice President
Listings/Investigations

RECD S.E.C.
DEC 14 2006
1086

By Facsimile and First Class Mail

December 14, 2006

Mr. Brian K. Johnson
Office of Filings and Information Services
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
DEC 15 2006 E
THOMSON FINANCIAL

Dear Mr. Johnson:

This is to certify that on December 14, 2006 The Nasdaq Stock Market (the "Exchange") received from Affymax, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $0.001 par value

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Gary Sundick